EQ ADVISORS TRUSTSM

1290 VT SmartBeta Equity Portfolio

SUPPLEMENT DATED NOVEMBER 18, 2021 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2021, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) dated May 1, 2021, as supplemented, of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the Summary Prospectus, Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download the documents at the Trust’s website at www.equitable-funds.com.

Effective on or about March 21, 2022, the name of the 1290 VT SmartBeta Equity Portfolio will change to 1290 VT SmartBeta Equity ESG Portfolio, and all references to 1290 VT SmartBeta Equity Portfolio in the Summary Prospectus, Prospectus and SAI will be deleted and replaced with 1290 VT SmartBeta Equity ESG Portfolio.